P/E Global Enhanced International Fund
Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 85.5%	Shares		Value
iShares Core MSCI EAFE ETF (a)	161,402		$ 15,820,624
Vanguard FTSE Developed Markets ETF (a)	222,884		15,996,385
TOTAL EXCHANGE TRADED FUNDS (Cost $30,106,320)			31,817,009

TOTAL INVESTMENTS - 85.5% (Cost $30,106,320)			31,817,009
Other Assets in Excess of Liabilities - 14.5%		0.14534	5,410,772
TOTAL NET ASSETS - 100.0%			$ 37,227,781

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

P/E Global Enhanced International Fund
Schedule of Futures Contracts
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	36	06/19/2026	$ 5,600,340	$ 313,405
South African Rand/US Dollar Cross Currency Rate	6	06/15/2026	184,500	3,034
US Dollar/Norwegian Krone Cross Currency Rate	2	06/15/2026	200,092	(8,648)
US Dollar/Swedish Krona Cross Currency Rate	9	06/15/2026	899,220	10,799
				$ 318,590
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(194)	06/15/2026	$ 13,930,170	$ (190,488)
British Pound/US Dollar Cross Currency Rate	(77)	06/15/2026	6,478,106	(2,627)
Euro/US Dollar Cross Currency Rate	(343)	06/15/2026	50,047,988	44,883
Japanese Yen/US Dollar Cross Currency Rate	(113)	06/15/2026	8,880,387	143,454
Mexican Peso/US Dollar Cross Currency Rate	(6)	06/15/2026	172,620	(3,707)
New Zealand Dollar/US Dollar Cross Currency Rate	(13)	06/15/2026	778,375	(3,910)
Swiss Franc/US Dollar Cross Currency Rate	(21)	06/15/2026	3,366,300	47,790
				$ 35,395
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 353,985

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

P/E Global Enhanced International Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 31,817,009	$ –	$ –	$ 31,817,009
Total Investments	$ 31,817,009	$ –	$ –	$ 31,817,009

Other Financial Instruments:
Futures Contracts *	$ 563,365	$ –	$ –	$ 563,365
Total Other Financial Instruments	$ 563,365	$ –	$ –	$ 563,365

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ (209,380)	$ –	$ –	$ (209,380)
Total Other Financial Instruments	$ (209,380)	$ –	$ –	$ (209,380)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.